Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Short Term Insurance Contracts without Impact of Reinsurance [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	¥ 111,152
Accumulated claims expenses paid	(97,374)
Unpaid claims expenses	13,778
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	11,775
Accumulated claims expenses paid	(11,775)
Unpaid claims expenses	0
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,476
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,872
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,775
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 3 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,775
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 4 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,775
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	16,726
Accumulated claims expenses paid	(16,726)
Unpaid claims expenses	0
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,499
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	17,265
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,726
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 3 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,726
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	21,422
Accumulated claims expenses paid	(21,422)
Unpaid claims expenses	0
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	20,497
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	21,427
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	21,422
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	27,303
Accumulated claims expenses paid	(26,047)
Unpaid claims expenses	1,256
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	27,120
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	27,303
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2017 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	33,926
Accumulated claims expenses paid	(21,404)
Unpaid claims expenses	12,522
Short Term Insurance Contracts without Impact of Reinsurance [member] | Short-term insurance contracts 2017 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	33,926
Short Term Insurance Contracts with Impact of Reinsurance [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	110,300
Accumulated claims expenses paid	(96,626)
Unpaid claims expenses	13,674
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	11,645
Accumulated claims expenses paid	(11,645)
Unpaid claims expenses	0
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,331
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,743
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,645
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 3 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,645
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2013 [member] | 4 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	11,645
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	16,589
Accumulated claims expenses paid	(16,589)
Unpaid claims expenses	0
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,379
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	17,127
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,589
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2014 [member] | 3 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	16,589
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	21,259
Accumulated claims expenses paid	(21,259)
Unpaid claims expenses	0
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	20,359
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	21,262
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2015 [member] | 2 years later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	21,259
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	27,107
Accumulated claims expenses paid	(25,860)
Unpaid claims expenses	1,247
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	26,897
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2016 [member] | 1 year later [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	27,107
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2017 [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated accumulated claims expenses	33,700
Accumulated claims expenses paid	(21,273)
Unpaid claims expenses	12,427
Short Term Insurance Contracts with Impact of Reinsurance [member] | Short-term insurance contracts 2017 [member] | Not later than one year [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Estimated claims expenses of reinsurance impacts	¥ 33,700